Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total		Called up share capital and share premium	Other equity instruments [1]	Other reserves [2]	Retained earnings
Beginning balance, equity at Dec. 31, 2023		£ 60,504		£ 2,348	£ 10,765	£ (363)	£ 47,754
Profit after tax		2,157			422		1,735
Currency translation movements		(107)	[3]			(107)
Fair value through other comprehensive income reserve		(286)	[3]			(286)
Cash flow hedges		(169)	[3]			(169)
Retirement benefit remeasurements		(97)					(97)
Own credit		(462)				(462)
Total comprehensive income for the period		1,036			422	(1,024)	1,638
Issue and exchange of equity instruments		(982)			(890)		(92)
Other equity instruments coupons paid		(422)			(422)
Redemption of preference shares		0
Employee settled Barclays PLC shares scheme		289					289
Vesting of Barclays PLC shares under share based payment schemes		(432)					(432)
Dividends paid on ordinary shares		(852)					(852)
Dividends paid on preference shares and other shareholders equity		(21)					(21)
Other reserve movements		(10)					(10)
Ending balance, equity at Jun. 30, 2024		59,110		2,348	9,875	(1,387)	48,274
Profit after tax		1,591			370		1,221
Currency translation movements		14				14
Fair value through other comprehensive income reserve		(188)				(188)
Cash flow hedges		616				616
Retirement benefit remeasurements		(201)					(201)
Own credit		(360)				(360)
Total comprehensive income for the period		1,472			370	82	1,020
Issue and exchange of equity instruments		(271)			(271)
Other equity instruments coupons paid		(370)			(370)
Redemption of preference shares		0
Employee settled Barclays PLC shares scheme		242					242
Vesting of Barclays PLC shares under share based payment schemes		(16)					(16)
Dividends paid on ordinary shares		(930)					(930)
Dividends paid on preference shares and other shareholders equity		(20)					(20)
Other reserve movements		3				3
Ending balance, equity at Dec. 31, 2024		59,220		2,348	9,604	(1,302)	48,570
Profit after tax		3,062			387		2,675
Currency translation movements		(1,652)	[3]			(1,652)
Fair value through other comprehensive income reserve		365	[3]			365
Cash flow hedges		1,115	[3]			1,115
Retirement benefit remeasurements		(194)					(194)
Own credit		517				517
Total comprehensive income for the period		3,213			387	345	2,481
Issue and exchange of equity instruments		874			875		(1)
Other equity instruments coupons paid		(387)			(387)
Redemption of preference shares	[4]	(270)		(2)		2	(270)
Employee settled Barclays PLC shares scheme		320					320
Vesting of Barclays PLC shares under share based payment schemes		(508)					(508)
Dividends paid on ordinary shares		(1,195)					(1,195)
Dividends paid on preference shares and other shareholders equity		(18)					(18)
Other reserve movements		(1)				2	(3)
Ending balance, equity at Jun. 30, 2025		£ 61,248		£ 2,346	£ 10,479	£ (953)	£ 49,376

[1]	Other equity instruments of £10,479m (December 2024: £9,604m) comprise AT1 securities issued to Barclays PLC. Barclays PLC uses funds from market issuances to purchase AT1 securities from Barclays Bank PLC. There was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £1,174m (net of issuance cost of £12m) and one redemption for £299m (net of £1m issuance cost, transferred to retained earnings on redemption) for the period ended 30 June 2025. During the period ended 31 December 2024, there were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £970m, which includes issuance costs of £10m and two redemptions totalling £2,131m.
[2]	Details are shown in Note 9 Other reserves on page 40.
[3]	Reported net of tax.
[4]	On 16 of June 2025, Barclays Bank PLC redeemed and cancelled the outstanding 4.75% Non-Cumulative Callable Euro Preference Series 2 Shares. The principal outstanding was EUR 319m.